Schedule of Accrued Expenses and Other Current Liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Payables and Accruals [Abstract]
Accruals for operating expenses	$ 136,306	$ 179,350	$ 711,316	$ 948,421	$ 547,661
Retention payable	202,297	266,180	201,022	268,030	45,423
Other payables	161,197	212,102	25,096	33,461	42,711
Total	$ 499,800	$ 657,632	$ 937,434	$ 1,249,912	$ 635,795